Related parties disclosure	12 Months Ended
Dec. 31, 2025
Related parties disclosure
Related parties disclosure

Note 42.Related parties disclosure

Subsidiaries

As at December 31, 2025, the consolidated financial statements of the Group include the entities listed in the following table:

				%	%
				ownership	ownership
				as at	as at
	Country of	Year of		December 31,	December 31,
Group Company Name	incorporation	incorporation	Share Capital	2025	2024	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution
IC’Alps SAS	France	2025	EUR 1,100,000	100%	n/a	Custom ASIC design services

Unconsolidated affiliates

As per the table below, as at December 31, 2025, the Group holds two equity investments in unconsolidated affiliates over which it exercises significant influence, but which is not consolidated because the Group does not control the entities. As detailed in Note 20, these investments are accounted for under the equity method of accounting in accordance with ASC 323.

	% ownership as at	% ownership as at
	December 31,	December 31,
Company Name	2025	2024	Nature of relationship
The WeCan Group AG	31.87%	n/a	Equity method investment
Quantix Edge Security, S.L.	5.0%	n/a	Equity method investment

Unconsolidated related party affiliates

As of December 31, 2025, the Group holds one equity investment in an unconsolidated related party affiliate over which it exercises significant influence, but which is not consolidated because the Group does not control the entity. As detailed in Note 21, the investments is accounted for under the equity method of accounting in accordance with ASC 323.

	% ownership as at	% ownership as at
	December 31,	December 31,
Company Name	2025	2024	Nature of relationship
WISeSat.Space Corp	8.08%	n/a	Equity method investment

Related party transactions and balances

						Net expenses to			Net income from
		Receivables as at		Payables as at		in the year ended			in the year ended
	Related Parties	December 31,	December 31,	December 31,	December 31,	December 31,			December 31,
	(in USD’000)	2025	2024	2025	2024	2025	2024	2023	2025	2024	2023
1	Carlos Moreira	—	—	614	953	—	—	—	—	—	—
2	John O’Hara	—	—	4	381	—	—	—	—	—	—
3	Ruma Bose	—	—	—	13	162	97	33	—	—	—
4	Cristina Dolan	—	—	—	13	222	74	—	—	—	—
5	David Fergusson	—	—	14	—	173	18	—	—	—	—
6	Danil Kerimi	—	—	—	13	27	105	8	—	—	—
7	Eric Pellaton	—	—	—	13	161	74	—	—	—	—
8	Peter Ward	—	—	—	—	1,381	6	—	—	—	—
9	Hossein Rahnama	—	—	—	—	85
10	WISeKey International Holding AG	8,107	—	1,563	4,821	1,864	4,752	5,283	2,332	—	—
11	WISeKey SA	81	—	270	237	730	978	—	—	—	—
12	WISeKey USA Inc	—	—	—	—	—	—	827	—	—	—
13	WISeKey Semiconductors GmbH	—	—	—	—	—	84	180	—	—	—
14	WISeCoin AG	—	—	347	3,445	9	75	75	—	—	—
15	SEALCoin AG	468	223	—	—	—	—	—	209	227	—
	Total	8,656	223	2,812	9,889	4,814	6,263	6,406	2,541	227	—

1.	Carlos Moreira is a member of the Board and the CEO of SEALSQ Corp. A short-term payable to Carlos Moreira in an amount of USD 614,335 was outstanding as at December 31, 2025, made up of accrued bonuses and social charges thereon.
2.	John O’Hara is a member of the Board and the CFO of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 3,848 was outstanding as at December 31, 2025, in relation to a tax refund.
3.	Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended December 31, 2025 relate to her Board fee.
4.	Cristina Dolan is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended December 31, 2025 relate to her Board fee.
5.	David Fergusson is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended, and the payable balance as at December 31, 2025 relate to his Board fee.
6.	Danil Kerimi is a former member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended December 31, 2025 relate to his Board fee.
7.	Eric Pellaton is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended December 31, 2025 relate to his Board fee.
8.	Peter Ward is a member of the board of directors of SEALSQ Corp and was the CFO of the Group until January 2024. The expenses recorded in the income statement in the year to, December 31, 2025 relate to his Board fee and a bonus granted in relation to the 2023 financial year to the management during Mr. Ward’s tenure as CFO of SEALSQ.
9.	Hossein Rahnama is a former member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the year ended December 31, 2025 relate to his Board fee.
10.	WISeKey International Holding AG has a controlling interest in the SEALSQ Group. It provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management, information technology and general management. The expenses in relation to WISeKey International Holding AG recorded in the income statement in the year to, and the payable balance as at December 31, 2025, relate to interest and the recharge of management services. The income in relation to WISeKey International Holding AG recorded in the income statement in the year to December 31, 2025 relates to the recharge of management services, and the receivable balance as at December 31, 2025, relates to the transfer of the pension liability for employees transferred from WISeKey to SEALSQ, the recharge of management services and advances.
11.	WISeKey SA is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and employs supporting staff who work for the SEALSQ Group. The expenses in relation to WISeKey SA recorded in the income statement in the year to, and the payable balance as at December 31, 2025, relates to the recharge of employee costs and management services. The receivable balance as at December 31, 2025, relates to the transfer of the pension liability for employees transferred from WISeKey SA to SEALSQ, the recharge of management services.
12.	WISeKey USA Inc is part of the WISeKey Group.
13.	WISeKey Semiconductors GmbH is part of the WISeKey Group and employs sales staff who work for the SEALSQ Group.
14.	WISeCoin AG is part of the WISeKey Group. The expenses in relation to WISeCoin AG recorded in the income statement in the year to December 31, 2025 relate to loan interest, and the remaining payable balance relates to the outstanding loan and accrued interest.
15.	SEALCOIN AG is part of the WISeKey Group. The income in relation to SEALCOIN AG recorded in the income statement in the year ended, and the receivable balance as at, December 31, 2025, relate to services provided by SEALSQ.